Stock-Based Compensation - Schedule of Option Activity (Details) - $ / shares shares in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation - Schedule of Option Activity (Details) [Line Items]
Weighted Average Number of Shares, Outstanding Ending balance	4,097	12,369	13,843	9,165
Weighted Average Exercise Price, Outstanding Ending balance	$ 5.23	$ 2.41	$ 2.64	$ 3.51
Contractual Term, Outstanding Ending balance	3 years 10 months 24 days	3 years 1 month 6 days	3 years 8 months 12 days	4 years 2 months 12 days
Weighted Average Number of Shares, Vested			8,803	6,413
Weighted Average Exercise Price, Vested			$ 3.21	$ 3.58
Contractual Term, Vested			3 years 4 months 24 days	4 years 2 months 12 days
Weighted Average Number of Shares, Granted		250	5,340	6,853
Weighted Average Exercise Price, Granted		$ 1.01	$ 1.38	$ 1.38
Contractual Term, Granted		5 years	5 years	5 years
Weighted Average Number of Shares, Forfeited		(1,724)	(662)	(1,785)
Weighted Average Exercise Price, Forfeited		$ 4.11	$ 4.41	$ 3.17
Contractual Term, Forfeited
Previously Reported [Member]
Stock-Based Compensation - Schedule of Option Activity (Details) [Line Items]
Weighted Average Number of Shares, Outstanding Ending balance	5,197
Weighted Average Exercise Price, Outstanding Ending balance	$ 7.68
Contractual Term, Outstanding Ending balance	2 years 6 months
Adjustments [Member]
Stock-Based Compensation - Schedule of Option Activity (Details) [Line Items]
Weighted Average Number of Shares, Outstanding Ending balance	(1,100)
Weighted Average Exercise Price, Outstanding Ending balance	$ (2.45)
Contractual Term, Outstanding Ending balance	1 year 4 months 24 days